Quarterly Holdings Report
for
Fidelity Advisor® Financial Services Fund
October 31, 2021
AFFS-NPRT1-1221
1.809094.118
Common Stocks - 99.2%
	Shares	Value ($)
Banks - 35.5%
Diversified Banks - 17.3%
Bank of America Corp.	528,956	25,273,518
Citigroup, Inc.	342,105	23,659,982
Piraeus Financial Holdings SA (a)	222,500	378,099
U.S. Bancorp	222,500	13,432,325
Wells Fargo & Co.	605,128	30,958,346
		93,702,270
Regional Banks - 18.2%
Ameris Bancorp	43,300	2,268,487
Associated Banc-Corp.	154,300	3,437,804
Bank OZK	102,000	4,556,340
BOK Financial Corp.	33,816	3,421,165
Cadence Bank	128,424	3,726,864
East West Bancorp, Inc.	69,400	5,515,912
First Horizon National Corp.	310,579	5,270,526
First Interstate Bancsystem, Inc.	74,700	3,105,279
Great Western Bancorp, Inc.	46,500	1,583,325
Heartland Financial U.S.A., Inc.	55,300	2,771,636
Huntington Bancshares, Inc.	661,620	10,413,899
M&T Bank Corp.	97,300	14,314,776
PacWest Bancorp	84,900	4,030,203
Peoples United Financial, Inc.	118,400	2,029,376
PNC Financial Services Group, Inc.	55,400	11,691,062
Popular, Inc.	59,200	4,821,248
Signature Bank	23,600	7,028,552
WesBanco, Inc.	73,000	2,538,210
Wintrust Financial Corp.	65,500	5,796,750
		98,321,414
TOTAL BANKS		192,023,684
Capital Markets - 23.6%
Asset Management & Custody Banks - 13.8%
Affiliated Managers Group, Inc.	21,400	3,592,632
AllianceBernstein Holding LP	129,305	7,291,509
Apollo Global Management LLC Class A	112,400	8,649,180
Bank of New York Mellon Corp.	230,100	13,621,920
Brookfield Asset Management, Inc. Class A	129,700	7,832,583
Carlyle Group LP	132,700	7,451,105
Northern Trust Corp.	21,700	2,669,968
Patria Investments Ltd.	284,200	4,876,872
State Street Corp.	189,500	18,675,225
		74,660,994
Financial Exchanges & Data - 1.7%
Bolsa Mexicana de Valores S.A.B. de CV	1,368,900	2,622,373
Cboe Global Markets, Inc.	49,573	6,540,662
		9,163,035
Investment Banking & Brokerage - 8.1%
Lazard Ltd. Class A	159,200	7,799,208
Morgan Stanley	230,800	23,721,624
Raymond James Financial, Inc.	98,950	9,755,481
Virtu Financial, Inc. Class A	92,700	2,306,376
		43,582,689
TOTAL CAPITAL MARKETS		127,406,718
Consumer Finance - 8.1%
Consumer Finance - 8.1%
American Express Co.	127,600	22,174,328
Capital One Financial Corp.	111,338	16,815,378
OneMain Holdings, Inc.	93,200	4,921,892
		43,911,598
Diversified Financial Services - 1.2%
Multi-Sector Holdings - 1.2%
Cannae Holdings, Inc. (a)	187,840	6,405,344
Other Diversified Financial Services - 0.0%
Phoenix Vega Mezz PLC (a)	192,600	10,420
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,415,764
Insurance - 20.1%
Insurance Brokers - 3.7%
Arthur J. Gallagher & Co.	75,100	12,592,017
Willis Towers Watson PLC	30,100	7,292,628
		19,884,645
Life & Health Insurance - 1.1%
Primerica, Inc.	33,800	5,686,512
Multi-Line Insurance - 5.1%
American Financial Group, Inc.	36,400	4,951,856
American International Group, Inc.	157,100	9,283,039
Assurant, Inc.	41,700	6,726,627
Hartford Financial Services Group, Inc.	93,900	6,848,127
		27,809,649
Property & Casualty Insurance - 7.4%
Chubb Ltd.	60,400	11,800,952
First American Financial Corp.	31,700	2,318,538
Hiscox Ltd.	348,000	3,967,207
Old Republic International Corp.	161,000	4,158,630
The Travelers Companies, Inc.	111,900	18,002,472
		40,247,799
Reinsurance - 2.8%
Reinsurance Group of America, Inc.	80,300	9,481,824
RenaissanceRe Holdings Ltd.	40,900	5,799,620
		15,281,444
TOTAL INSURANCE		108,910,049
IT Services - 2.9%
Data Processing & Outsourced Services - 2.9%
Computer Services, Inc.	17,791	978,505
Global Payments, Inc.	46,200	6,606,138
MasterCard, Inc. Class A	23,300	7,817,616
		15,402,259
Professional Services - 1.6%
Research & Consulting Services - 1.6%
Dun & Bradstreet Holdings, Inc. (a)	278,000	5,237,520
Equifax, Inc.	12,300	3,412,389
		8,649,909
Software - 1.0%
Application Software - 1.0%
Black Knight, Inc. (a)	80,300	5,629,833
Thrifts & Mortgage Finance - 5.2%
Thrifts & Mortgage Finance - 5.2%
Essent Group Ltd.	181,400	8,707,200
MGIC Investment Corp.	508,400	8,215,744
NMI Holdings, Inc. (a)	432,310	10,496,487
Radian Group, Inc.	35,700	852,159
		28,271,590
TOTAL COMMON STOCKS (Cost $382,124,808)		536,621,404

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $4,721,926)	4,720,982	4,721,926

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $386,846,734)	541,343,330
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(452,095)
NET ASSETS - 100.0%	540,891,235

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,916,314	32,699,493	30,893,881	572	-	-	4,721,926	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	11,250	5,629,889	5,641,139	199	-	-	-	0.0%
Total	2,927,564	38,329,382	36,535,020	771	-	-	4,721,926

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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